SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

15. SHARE-BASED COMPENSATION

Employee Equity Incentive Plan

The Company has granted Share-Based Awards to employees of the Group pursuant to its 2016 Equity Incentive Plan (the “2016 Plan”).

The 2016 Plan was approved at the 2016 annual general meeting of shareholders on May 27, 2016 and replaced the Fourth Amended and Restated 2007 Equity Incentive Plan (the "2007 Plan"). However, there remain unexercised grants under the 2007 Plan.

A share option issued under the 2016 Plan entitles the holder to purchase an ordinary share at a specified exercise price. RSUs awarded under the Plan entitle the holder to receive a fixed number of Class A shares at no cost upon the satisfaction of certain time-based vesting criteria. The Company also granted performance share unit (“PSU”) awards under the 2016 Plan, which entitle the recipient to receive a number of Class A shares at no cost based on the satisfaction of both time-based and performance-based criteria. The performance criteria in respect of the PSU awards are the total shareholder return of Yandex Class A shares compared with the total shareholder return of the companies in the Nasdaq 100 index over the applicable measurement period, and the PSU awards entitle the participant to earn up to 250% of the target number of PSUs granted, based on such performance. The holders of RSUs and PSUs have no rights to dividends or dividend equivalents. The 2016 Plan provides for the issuance of Share-Based Awards to employees, officers, advisors and consultants of the Group and members of the Board of the Company to acquire ordinary shares representing in the aggregate a maximum of 20% of the issued share capital of the Company.

Under the 2016 Plan, the award exercise or measurement price per share is set at the “fair market value” and denominated in U.S. dollars on the date the Share-Based Awards are granted by the Company’s Board. For purposes of the 2016 Plan, “fair market value” means (A) at any time when the Company’s shares are not publicly traded, the price per share most recently determined by the Board to be the fair market value; and (B) at any time when the shares are publicly traded, (i) in the case of RSUs and PSUs, the closing price per Class A share (as adjusted to account for the ratio of shares to depositary shares, if necessary) on the date of such determination; and (ii) in the case of share options, the average closing price per Class A share (as adjusted to account for the ratio of Class A shares to such depositary shares, if necessary) on the 20 trading days immediately following the date of determination. Share-Based Awards granted under the 2016 Plan generally vest over a four-year period. RSUs generally vest with one-sixteenth vesting each quarter. Each one-third of the total number of PSUs shall vest on the second, third and fourth anniversary of the vesting start date or 100% of PSUs vest on the third anniversary of the vesting start date. The maximum term of a Share-Based Award granted under the 2016 Plan may not exceed ten years. The 2016 Plan expires at midnight on May 27, 2026. After its expiration, no further grants can be made under the 2016 Plan but the vesting and effectiveness of Share-Based Awards previously granted will remain unaffected.

The Group estimates the fair value of share options using the BSM pricing model. The assumptions used in the BSM pricing model for grants made under the 2016 Plan in the year ended December 31, 2021 were as follows:

2021
Dividend yield	—
Expected annual volatility	42.1%
Risk-free interest rate	1.28%
Expected life of the awards (years)	7.24

No share options grants were made for the years ended December 31, 2022 and 2023.

The Group estimates the fair value of Synthetic Options and Business Unit Equity Awards and PSUs using the Monte-Carlo or BSM pricing models. The assumptions used in the Monte-Carlo and BSM pricing models in the years ended December 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023
Dividend yield	—	—	—
Business unit’s expected annual volatility	30.2-78.5%	30.9 - 75.2%	30.5 - 86.0%
Risk-free interest rate	0.29-1.00%	1.54 - 8.83%	9.11-12.78%

The Company’s expected annual volatility used in the Monte-Carlo pricing model were in the ranges 39.0 to 42.0% and 47.0 to 51.4% in the years ended December 31, 2021 and 2022, respectively.

The Group used the following assumptions in the BSM and Monte-Carlo pricing models when valuing its Share-Based Awards:

●	Expected volatility. For share options and PSUs grants, the Group used historical volatility of the Company’s own shares. For synthetic options and business unit equity awards grants, the Group calculated the estimated volatility rates based on the volatilities of common stock of comparable companies in business units’ industries.
●	Expected term. For BSM pricing model calculation the expected term of awards granted has been calculated following the “simplified” method, using half of the sum of the contractual and vesting terms, because the Group has no historical pattern of exercises sufficient to estimate the expected term on a more reliable basis.
●	Dividend yield. This assumption is measured as the average annualized dividend estimated to be paid by the Group over the expected life of the award as a percentage of the share price at the grant date. The Group did not declare any dividends with respect to 2021, 2022 or 2023. Because optionees were generally compensated for dividends and the Group has no plans to pay cash dividends in the near term, it used an expected dividend yield of zero in its pricing models in the years ended December 31, 2021, 2022 and 2023.
●	Risk-free interest rate. The Group used the risk-free interest rates based on the U.S. Treasury yield curve or the Russian government bond zero coupon yield curve in effect at the grant date.

Share-Based Compensation Expense

The following table summarizes information about recognized share-based compensation expenses for the years ended December 31, 2021, 2022 and 2023:

	2021	2022	2023	2023
	RUB	RUB	RUB	$
Restricted Share Units (“RSUs”)	15,651	17,576	21,225	236.7
Synthetic Options and Business Unit Equity Awards	1,925	5,396	9,556	106.5
RSUs in respect of the Self-Driving Group	1,280	304	433	4.8
Share options	493	395	341	3.8
Performance Share Units (“PSUs”)	1,277	307	51	0.6
RSUs and Options in respect of MLU Group	203	—	—	—
Other	—	60	170	1.9
Total share‑based compensation expenses	20,829	24,038	31,776	354.3

Yandex N.V. Equity Incentive Plan

The following table summarizes awards activity for the Company:

	Share Options		SARs		RSUs		PSUs
		Weighted		Weighted		Weighted		Weighted
		average exercise		average exercise		average exercise		average exercise
	Quantity	price per share	Quantity	price per share	Quantity	price per share	Quantity	price per share
Outstanding as of December 31, 2022	2,895,300	$44.32	75,000	$32.85	11,939,720	—	171,979	—
Forfeited	—	—	—	—	(306,519)	—	—	—
Cancelled	—	—	—	—	(4,608,186)	—	—	—
Outstanding as of December 31, 2023	2,895,300	$44.32	75,000	$32.85	7,025,015	—	171,979	—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2023:

		Awards Outstanding			Awards Exercisable
			Average			Average
			Remaining	Aggregate		Remaining	Aggregate
	Type of	Number	Contractual	Intrinsic	Number	Contractual	Intrinsic
Exercise Price ($)	award	outstanding	Life (in years)	Value	exercisable	Life (in years)	Value
$36.62	Option	1,068,554	5.59	$—	734,631	5.59	$—
$40.00	Option	1,176,746	4.13	—	1,176,746	4.13	—
$64.79	Option	650,000	7.39	—	390,000	7.39	—
Total Share options		2,895,300	5.40	—	2,301,377	5.15	—
$32.85	SARs	75,000	0.40	—	75,000	0.40	—
Total SARs		75,000	0.40	—	75,000	0.40	—
Total RSUs	RSU	7,025,015	5.56	199.7	6,223,661	5.36	176.9
Total PSUs	PSU	171,979	7.32	4.9	—	—	—
Total Share options, SARs, RSUs and PSUs		10,167,294	5.51	$204.6	8,600,038	5.26	$176.9

The following table summarizes information about non-vested share awards:

	Share Options		RSUs		PSUs
		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
	Quantity	Fair Value	Quantity	Fair Value	Quantity	Fair Value
Non-vested as of December 31, 2022	723,923	$21.94	5,725,549	$54.47	171,979	$97.51
Vested	(130,000)	27.05	(61,496)	41.31	—	—
Forfeited	—	—	(306,519)	56.44	—	—
Cancelled	—	—	(4,556,180)	55.16	—	—
Non-vested as of December 31, 2023	593,923	$20.82	801,354	$50.77	171,979	$97.51

In March 2022, the Company offered to all holders of Yandex N.V. RSUs an opportunity to exchange the portion of outstanding awards that would otherwise have vested between February 28, 2022 and the end of 2022 in exchange for cash bonuses. Equity awards in respect of an aggregate of approximately 3.3 million RSUs were exchanged. The replacement cash payments are paid in accordance with the original 2022 vesting schedules of the exchanged RSUs. The exchange was accounted for as a modification of equity awards, resulting in additional share-based compensation expense of RUB 3,277, excluding tax effect.

In January 2023, the Company modified the terms of Yandex N.V. RSU awards and extended the program into 2023 to provide an opportunity for all holders of RSUs to exchange the portion of outstanding awards that would otherwise have vested in 2023 for cash bonuses. Equity awards in respect of an aggregate of approximately 2.7 million

RSUs were exchanged. The replacement cash payments were payable in accordance with the original 2023 vesting schedules in respect of the exchanged RSUs. The exchange was accounted for as a modification of equity awards, resulting in additional share-based compensation expense of RUB 7,476 ($83.4) excluding tax effect.

In December 2023, the Company modified the terms of Yandex N.V. RSU awards and extended the program into 2024 and 2025 to provide an opportunity for certain holders of RSUs to exchange the portion of outstanding awards that would otherwise have vested in 2024 and 2025 for cash bonuses. Equity awards in respect of an aggregate of approximately 1.3 million RSUs were exchanged. The replacement cash payments are payable in accordance with the original 2024 and 2025 vesting schedules of the exchanged RSUs. The exchange was accounted for as a modification of equity awards, resulting in additional share-based compensation expense of RUB 3,542, excluding tax effect, which is expected to be recognized during the years ending December 31, 2024 and 2025. The accrued liability associated with the replacement cash payment in the amount of RUB 1,099 ($12.3) is included in accounts payable, accrued and other liabilities in the consolidated balance sheets as of December 31, 2023.

As of December 31, 2023, there was RUB 9,507 ($106.0) of unamortized share-based compensation expense related to unvested share options, RSUs and PSUs which is expected to be recognized over a weighted average period of 2.70 years.

Synthetic Options and Business Unit Equity Awards

The Company granted share-based awards to the employees of several business units, comprised of a synthetic option awards in respect of the relevant business unit (“Synthetic Options” and “Business Unit Equity Awards”) and a linked RSU award. Synthetic Options and Business Unit Equity Awards entitle the participants to receive phantom or synthetic “shares” in the relevant business unit, which represent the participant’s right to an amount (the “Payout Amount”) based on the appreciation in value of the synthetic “shares” from the grant date to the vesting or exercise date. Such Payout Amounts are satisfied by the vesting of the linked RSU award, which are ultimately settled in the Company’s Class A shares or cash. Generally, 25% of the Synthetic Options and Business Unit Equity Awards vest after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following three years.

The following table summarizes awards activity for the Group:

	Synthetic Options and Business Units Equity Awards
			Weighted
			average exercise
	Quantity		price per share
Outstanding as of December 31, 2022	4,067,306	RUB	1,704.8
Granted	2,163,779		1,494.6
Exercised	(369,112)		879.0
Forfeited	(237,752)		1,659.6
Cancelled	(309,475)		4,426.4
Outstanding as of December 31, 2023	5,314,746	RUB	1,520.2

The following table summarizes information about outstanding and exercisable awards as of December 31, 2023:

	Awards Outstanding		Awards Exercisable
		Average		Average
		Remaining		Remaining
	Number	Contractual	Number	Contractual
	outstanding	Life (in years)	exercisable	Life (in years)
Total Synthetic Options and Business Units Equity Awards	5,314,746	7.98	2,664,501	6.80

The following table summarizes information about non-vested share awards:

	Synthetic Options and Business Units Equity Awards
			Weighted
			Average Grant
	Quantity		Date Fair Value
Non-vested as of December 31, 2022	1,991,383	RUB	3,405.1
Granted	2,163,779		1,665.1
Vested	(959,015)		2,343.6
Forfeited	(237,752)		3,639.1
Cancelled	(308,150)		6,038.7
Non-vested as of December 31, 2023	2,650,245	RUB	2,041.3

As of December 31, 2023, the Group recognized its obligation to settle the Synthetic Options and Business Units Equity Awards as a liability based on past practice of settlements in cash. The accrued liability associated with the settlement of Synthetic Options and Business Units Equity Awards in cash amounted to RUB 10,550 ($117.6) as of December 31, 2023.

As of December 31, 2023, there was RUB 5,740 ($64.0) of unamortized share-based compensation expense related to unvested Synthetic Options and Business Units Equity Awards which are expected to be recognized over a weighted average period of 2.87 years.

Self-Driving Group 2021 Equity Incentive Plan

Yandex Self-Driving Group B.V., a subsidiary of the Group (“SDG”), adopted the SDG 2021 Equity Incentive Plan (the “SDG Plan”) on February 11, 2021. Under the SDG Plan, SDG may grant equity-based awards, including restricted share unit awards, in respect of SDG. RSUs awarded under the SDG Plan entitle the holder to receive a fixed number of depositary receipts (“DRs”) representing Class A shares in SDG at no cost upon the satisfaction of certain time-based vesting criteria. On February 11, 2021, the Supervisory Board of SDG approved the grant of an aggregate of 2,132,749 SDG RSUs, representing a total of approximately 6.3% of the equity of Self-Driving Group on a fully diluted basis. Generally, SDG RSUs vest over a six-year period, 17% after one year, with the remaining vesting in equal amounts on the last day of each quarter over the following five years.

The following table summarizes SDG RSUs awards activity for the Group:

	SDG RSUs
		Weighted
		average exercise
	Quantity	price per share
Outstanding as of December 31, 2022	2,103,533	$—
Forfeited	(28,000)
Outstanding as of December 31, 2023	2,075,533	$—

The following table summarizes information about outstanding and exercisable awards as of December 31, 2023:

		Awards Outstanding		Awards Exercisable
			Average		Average
			Remaining		Remaining
	Type of	Number	Contractual	Number	Contractual
	award	outstanding	Life (in years)	exercisable	Life (in years)
Total SDG RSUs	RSU	2,075,533	7.15	1,834,496	7.13

The following table summarizes information about non-vested share awards:

SDG RSUs
Quantity
Non-vested as of December 31, 2022	619,623
Vested	(350,586)
Forfeited	(28,000)
Non-vested as of December 31, 2023	241,037

As of December 31, 2023, the unamortized share based compensation expense related to SDG B.V. RSUs is expected to be recognized over a weighted average period of 1.28 years.